Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	1,812,320
Proposed Maximum Offering Price per Unit	14.42
Maximum Aggregate Offering Price	$ 26,133,654.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,609.06
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the Registrant's Class A Common Stock, $0.001 par value per share ("Class A Common Stock"), that may from time to time be offered or issued under the Registrant's 2018 Equity Incentive Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increase the number of outstanding shares of Class A Common Stock. (2) Represents 1,812,320 additional shares of Class A Common Stock available for issuance under the Registrant's 2018 Equity Incentive Plan, effective as of January 1, 2026, as a result of an annual increase. (3) The proposed maximum offering price per unit of $14.42 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based upon the average of the high and low prices of the Registrant's Class A Common Stock as reported on the Nasdaq Global Market on February 18, 2026.